Janus Henderson Global Equity Income Fund

Schedule of Investments (unaudited)

June 30, 2022

Shares		Value
Common Stocks– 95.4%
Air Freight & Logistics – 0.8%
Deutsche Post AG	1,095,392	$41,020,673
Auto Components – 0.3%
Compagnie Generale des Etablissements Michelin SCA	553,776	15,071,912
Automobiles – 1.8%
Daimler AG	880,146	50,924,854
Stellantis NV	3,499,436	43,237,860
		94,162,714
Banks – 6.0%
BNP Paribas SA	1,912,868	90,925,268
Citigroup Inc	733,689	33,742,357
ING Groep NV	4,701,161	46,455,971
Intesa Sanpaolo SpA	26,102,355	48,683,116
Lloyds Banking Group PLC	96,395,551	49,639,080
Nordea Bank Abp	187,655	1,651,860
Swedbank AB	3,117,673	39,427,546
		310,525,198
Beverages – 2.2%
Carlsberg A/S	491,743	62,642,420
Coca-Cola Co	843,190	53,045,083
		115,687,503
Biotechnology – 0.8%
AbbVie Inc	256,240	39,245,718
Building Products – 0.8%
Cie de Saint-Gobain	973,248	41,754,479
Capital Markets – 1.0%
3i Group PLC	2,692,676	36,328,169
CITIC Securities Co Ltd	5,814,000	12,996,401
		49,324,570
Chemicals – 0.9%
Nutrien Ltd	575,650	45,850,724
Communications Equipment – 1.0%
Cisco Systems Inc	1,256,688	53,585,176
Construction Materials – 1.0%
LafargeHolcim Ltd*	1,206,006	51,613,772
Containers & Packaging – 0.4%
DS Smith PLC	6,407,402	21,624,972
Diversified Financial Services – 0.5%
M&G PLC	9,888,607	23,420,797
Diversified Telecommunication Services – 4.0%
Deutsche Telekom AG	5,227,781	103,779,982
Infrastrutture Wireless Italiane SpA (144A)	493,119	5,003,630
TELUS Corp	4,556,622	101,506,102
		210,289,714
Electric Utilities – 3.6%
Endesa SA	1,974,111	37,232,547
Enel SpA	9,615,925	52,594,489
Iberdrola SA	9,646,929	100,029,348
		189,856,384
Electrical Equipment – 2.0%
nVent Electric PLC	1,199,853	37,591,394
Schneider Electric SE	449,473	53,171,170
Signify NV (144A)	429,971	14,250,071
		105,012,635
Entertainment – 0.7%
Nintendo Co Ltd	80,300	34,733,923
Food & Staples Retailing – 2.7%
Koninklijke Ahold Delhaize NV	2,594,337	67,578,132
Tesco PLC	23,710,708	73,732,530
		141,310,662
Food Products – 2.1%
Nestle SA (REG)	936,391	109,325,734
Household Durables – 0.8%
Persimmon PLC	1,857,579	42,119,563
Insurance – 9.7%
Allianz SE (REG)	363,987	69,457,986
AXA SA	3,641,676	82,649,157
Direct Line Insurance Group PLC	15,699,889	48,095,396
Muenchener Rueckversicherungs - Gesellschaft AG in Muenchen	222,410	52,247,870

Shares		Value
Common Stocks– (continued)
Insurance– (continued)
Phoenix Group Holdings PLC	6,571,535	$47,221,185
Sampo Oyj	1,231,930	53,594,725
Swiss Re AG	577,240	44,739,880
Zurich Insurance Group AG	246,223	107,105,070
		505,111,269
Machinery – 2.1%
Sandvik AB	3,041,686	49,340,156
Volvo AB	3,899,995	60,413,647
		109,753,803
Media – 1.0%
Publicis Groupe SA*	1,081,018	52,851,380
Metals & Mining – 4.8%
Anglo American PLC	2,275,823	81,351,608
BHP Group Ltd	3,710,007	105,611,039
Rio Tinto PLC	1,040,626	62,269,364
		249,232,011
Multiline Retail – 0.4%
Next PLC	257,454	18,362,042
Multi-Utilities – 2.0%
Sempra Energy	346,435	52,058,787
Veolia Environnement SA*	2,101,364	51,280,169
		103,338,956
Oil, Gas & Consumable Fuels – 7.0%
Shell PLC	3,777,254	98,331,771
Total SE	2,831,385	149,434,044
Williams Cos Inc	2,015,393	62,900,416
Woodside Energy Group Ltd	2,531,119	55,615,553
		366,281,784
Paper & Forest Products – 1.5%
UPM-Kymmene Oyj	2,634,312	80,074,385
Personal Products – 2.3%
Unilever PLC	2,665,666	120,996,512
Pharmaceuticals – 15.5%
Bayer AG	420,091	24,966,535
Bristol-Myers Squibb Co	1,559,195	120,058,015
GlaxoSmithKline PLC	7,591,241	163,128,117
Merck & Co Inc	1,243,586	113,377,736
Novartis AG	599,631	50,791,164
Novo Nordisk A/S	508,879	56,449,686
Roche Holding AG	383,976	128,146,207
Sanofi	1,484,583	149,861,403
		806,778,863
Professional Services – 1.5%
SGS SA	33,791	77,352,892
Real Estate Management & Development – 0.2%
Aroundtown SA	3,100,017	9,851,790
Semiconductor & Semiconductor Equipment – 4.3%
Broadcom Inc	182,587	88,702,590
MediaTek Inc	2,840,000	62,183,506
SK Square Co Ltd*	201,342	6,056,856
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	832,440	68,051,970
		224,994,922
Software – 1.2%
SAP SE	690,207	62,867,720
Textiles, Apparel & Luxury Goods – 1.6%
Burberry Group PLC	2,244,472	44,827,703
Cie Financiere Richemont SA (REG)	379,523	40,417,510
		85,245,213
Tobacco – 3.8%
British American Tobacco PLC	3,004,875	128,715,572
Imperial Brands PLC	3,146,130	70,302,870
		199,018,442
Wireless Telecommunication Services – 3.1%
KDDI Corp	1,806,500	57,113,950
Tele2 AB	6,909,833	78,734,331
Vodafone Group PLC	17,379,496	26,791,706
		162,639,987
Total Common Stocks (cost $5,518,273,483)		4,970,288,794
Preferred Stocks– 1.5%
Technology Hardware, Storage & Peripherals – 1.5%
Samsung Electronics Co Ltd((cost $78,415,425)	1,962,013	78,595,390

Shares		Value
Investment Companies– 4.8%
Money Markets – 4.8%
Janus Henderson Cash Liquidity Fund LLC, 1.3877%ºº,£((cost $251,143,174)	251,122,313	$251,147,425
Total Investments (total cost $5,847,832,082) – 101.7%		5,300,031,609
Liabilities, net of Cash, Receivables and Other Assets – (1.7)%		(88,082,465)
Net Assets – 100%		$5,211,949,144

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$964,444,648	18.2%
United Kingdom	937,930,674	17.7
France	686,998,982	13.0
Switzerland	564,752,349	10.7
Germany	415,117,410	7.8
Netherlands	333,362,386	6.3
Sweden	227,915,680	4.3
Australia	161,226,592	3.0
Italy	149,519,095	2.8
Canada	147,356,826	2.8
Spain	137,261,895	2.6
Finland	135,320,970	2.6
Taiwan	130,235,476	2.5
Denmark	119,092,106	2.2
Japan	91,847,873	1.7
South Korea	84,652,246	1.6
China	12,996,401	0.2

Total	$5,300,031,609	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/22
Investment Companies - 4.8%
Money Markets - 4.8%
Janus Henderson Cash Liquidity Fund LLC, 1.3877%ºº	$424,622	$(3,311)	$4,251	$251,147,425
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 1.3810%ºº	282,416∆	-	-	-
Total Affiliated Investments - 4.8%	$707,038	$(3,311)	$4,251	$251,147,425

	Value at 9/30/21	Purchases	Sales Proceeds	Value at 6/30/22
Investment Companies - 4.8%
Money Markets - 4.8%
Janus Henderson Cash Liquidity Fund LLC, 1.3877%ºº	71,301,247	1,985,796,194	(1,805,950,956)	251,147,425
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 1.3810%ºº	78,584,373	354,404,504	(432,988,877)	-

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
British Pound	7/27/22	(249,062,606)	$303,864,033	$599,384
Euro	7/27/22	(457,066,387)	481,142,816	1,442,014
Total				$2,041,398

Average Ending Monthly Value of Derivative Instruments During the Period Ended June 30, 2022

Forward foreign currency exchange contracts:
Average amounts sold - in USD	$663,900,308

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
REG	Registered

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2022 is $19,253,701, which represents 0.4% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2022.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$4,970,288,794	$-	$-
Preferred Stocks	78,595,390	-	-
Investment Companies	-	251,147,425	-
Total Investments in Securities	$5,048,884,184	$251,147,425	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	2,041,398	-
Total Assets	$5,048,884,184	$253,188,823	$-

(a)

Other financial instruments include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70225 08-22